BALANCE SHEET COMPONENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Balance Sheet Related Disclosures [Abstract]
BALANCE SHEET COMPONENTS

NOTE 3. BALANCE SHEET COMPONENTS

Inventories, Net

Inventories, net as of March 31, 2026 consisted of the following:

March 31, 2026
Raw materials and supplies	$102,412
Work-in-process	111,270
Finished goods	79,817
Inventories, gross	293,499
Less: inventory reserve	—
Inventories, net	$293,499

During the three months ended March 31, 2026 and 2025, the Company recorded no charges related to net lower of cost or net realizable value. As of March 31, 2025, in connection with the lease default described above, inventory was written down to a net realizable value of zero through a $1,526,467 loss recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the condensed consolidated statement of operations for the three months ended March 31, 2025.

Property and Equipment, Net

Property and equipment, net as of March 31, 2026 consisted of the following:

March 31, 2026
Machinery and equipment	$10,282
Computer equipment and software	2,275
Property and equipment, gross	12,557
Less: accumulated depreciation and amortization	(1,602)
Property and equipment, net	$10,955

As of March 31, 2025, in connection with the lease default described above, property and equipment was written down through a $4,388,279 loss recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the condensed consolidated statement of operations for the three months ended March 31, 2025.

Depreciation and amortization expense related to property and equipment was immaterial and $446,449 for the three months ended March 31, 2026 and 2025, respectively.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of March 31, 2026 and December 31, 2025 consisted of the following:

	March 31, 2026	December 31, 2025
Receivables from related parties (1)	$1,306,336	$—
Interest receivable (2)	582,860	233,498
Prepaid services	485,669	601,415
Prepaid insurance	521,363	154,776
Value-added tax receivable	292,982	—
Prepaid professional fees	200,493	614,225
Prepaid subscriptions	85,272	—
Prepaid regulatory and listing fees	80,898	—
Security deposits	69,310	—
Contract assets (3)	30,527	—
Other prepaid expenses and other current assets	32,438	17,389
Total prepaid expenses and other current assets	$3,688,148	$1,621,303

(1) The amount presented as of March 31, 2026 includes amounts receivable from RegTech Open Project PLC ("RegTech"), a United Kingdom company controlled by the Company's Executive Chairman and Co-Chief Executive Officer, and The AvantGarde Group ("TAG"), which is founded and owned by the Company's Executive Chairman and Co-Chief Executive Officer, of $1,160,603 and $145,733, respectively.

(2) The amount presented as of March 31, 2026 includes interest receivable from related parties in connection with the SYME Convertible Note Receivable and the SYME Bonds of $415,469 and $37,203, respectively.

(3) The amount presented as of March 31, 2026 includes contract assets with RegTech of $13,280.

Accrued Expenses

Accrued expenses as of March 31, 2026 and December 31, 2025 consisted of the following:

	March 31, 2026	December 31, 2025
Related party payables (1)	$2,474,831	$—
Accrued legal, accounting and professional fees	1,722,111	1,486,556
Accrued taxes payable	1,208,875	426,088
Accrued payroll and benefits	1,056,664	699,085
Accrued transaction costs related to the reverse recapitalization	503,600	503,600
Contract liabilities	428,346	—
Accrued interest	37,511	114,313
Current portion of lease liabilities	45,244	—
Warranty provision	11,498	—
Other	38,266	47,152
Total accrued expenses	$7,526,946	$3,276,794

(1) The amount presented as of March 31, 2026 includes amounts payable to RegTech and TAG of $1,440,011 and $1,034,820, respectively.

Lease Default, Settlement, and Related Asset Impairments

The Company leased approximately 27,900 square feet of office space in Centennial, Colorado, with a lease term through June 2025. Operating lease cost was $102,938 for the three months ended March 31, 2025.

As of March 31, 2025, the Company was in default under the lease, and the Landlord pursued available remedies in advance of the lease term that expired in June 2025. In April 2025, the Landlord obtained a default judgment against the Company in the amount of $409,278, which accrued interest at a rate of 10% per annum beginning in March 2025 until paid in full.

The Landlord exercised its rights under the lease agreement and applicable law with respect to a lessee in default and such lessee’s assets located on the premises, including the removal and disposal of inventories and property and equipment remaining on the property. As such, during the first quarter of 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory of $1,526,467 was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0 through an impairment of $4,388,279, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, and an impairment of $150,077 was recognized, each of which is recorded within the aggregate $6,064,823 loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the consolidated statement of operations for the three months ended March 31, 2025.

Consistent with the Company’s previously disclosed business plan for its future business, the Company does not believe that assets or equipment that remained on this leased property were critical to its new business strategy, given that it will not be conducting full-scale manufacturing or laser design or development that would involve the prior patent portfolio, which was transferred to its former secured lenders.

The Company is pursuing a lease for a replacement facility that is more appropriate for the Company’s new business strategy. However, entering into a new lease and appropriately equipping a new facility is costly and time-consuming and may cause delays in the Company’s progress with respect to the business plan focused on building a stable foundation for its future business.

Accounts Payable - 3(a)(10) Claims Settlement

In July 2025, the Company entered into a court-approved claims settlement (the “Silverback Claims Settlement”) with Silverback Capital Corporation (“Silverback”) pursuant to Section 3(a)(10) of the Securities Act, under which certain outstanding vendor liabilities were exchanged for shares of the Company’s Common Stock. The arrangement concluded in October 2025, at which time the parties agreed to settle all remaining obligations through the issuance of shares of Common Stock.

NOTE 3. BALANCE SHEET COMPONENTS

Operating Lease

The Company leased approximately 27,900 square feet of office space in Centennial, Colorado, with a lease term through June 2025.

As of March 31, 2025, the Company was in default under the lease, and the Landlord pursued available remedies in advance of the lease term that expired in June 2025. In April 2025, the Landlord obtained a default judgment against the Company in the amount of $409,278, which accrues interest at a rate of 10% per annum beginning in March 2025 until paid in full. The Company and the Landlord entered into a settlement agreement on October 14, 2025, pursuant to which the parties released any claims related to the lease in exchange for the Company’s payment of $130,000 to the Landlord. As a result of the settlement, the Company recorded a gain of $146,132, which is reflected in other gain (loss), net on the consolidated statement of operations for the year ended December 31, 2025.

The Landlord exercised its rights under the lease agreement and applicable law with respect to a lessee in default and such lessee’s assets located on the premises, including the removal and disposal of inventories and property and equipment remaining on the property. As such, during the first quarter of 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, each of which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the consolidated statement of operations for the year ended December 31, 2025.

Consistent with the Company’s previously disclosed business plan for its future business, the Company does not believe that assets or equipment that remain on this leased property are critical to its new business strategy, given that it will not be conducting full-scale manufacturing or laser design or development that would involve the prior patent portfolio, which was transferred to its former secured lenders.

The Company is pursuing a lease for a replacement facility that is more appropriate for the Company’s new business strategy. However, entering into a new lease and appropriately equipping a new facility is costly and time-consuming and may cause delays in the Company’s progress with respect to the business plan focused on building a stable foundation for its future business.

Inventories, Net

Inventories, net as of December 31, 2024 consisted of the following:

December 31, 2024
Raw materials and supplies	$1,913,013
Work-in-process	161,137
Finished goods	613,786
Inventories, gross	2,687,936
Less: inventory reserve	(1,161,469)
Inventories, net	$1,526,467

During the year ended December 31, 2025, in connection with the lease default described above, inventory was written down to a net realizable value of zero, as the Company no longer had control over the inventory and recovery was not probable, through a $1,526,467 loss recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the consolidated statement of operations for the year ended December 31, 2025.

During the year ended December 31, 2024, the Company recorded a lower of cost or net realizable value charge of $28,012, primarily related to fully reserving inventory related to switching certain series of the Company's lasers, offset by scrap adjustments.

Property and Equipment, Net

Property and equipment, net as of December 31, 2024 consisted of the following:

December 31, 2024
Machinery and equipment	$7,203,592
Leasehold improvements	897,948
Furniture and office equipment	205,897
Computer equipment and software	197,386
Property and equipment, gross	8,504,823
Less: accumulated depreciation and amortization	(3,670,094)
Property and equipment, net	$4,834,729

As of December 31, 2025, the Company's property and equipment, net value was nil, as the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable. Depreciation and amortization expense related to property and equipment was $446,449 and $790,529 for the years ended December 31, 2025 and 2024, respectively.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2025 and 2024 consisted of the following:

	As of December 31,
	2025	2024
Prepaid professional fees	$614,225	516
Prepaid services	601,415	—
Interest receivable (related party)	233,498	—
Prepaid insurance	154,776	123,959
Other current assets	13,887	10,269
Other prepaid assets	3,502	28,005
Total prepaid expenses and other current assets	$1,621,303	$162,749

Accrued Expenses

Accrued expenses as of December 31, 2025 and 2024 consisted of the following:

	As of December 31,
	2025	2024
Accrued legal, accounting and professional fees	$1,486,556	$2,448,594
Accrued payroll and benefits	699,085	357,953
Accrued transaction costs related to the reverse recapitalization	503,600	503,600
Accrued taxes payable	426,088	232,966
Accrued interest	114,313	560,501
Accrued lease-related payables	—	54,288
Other	41,577	143,293
Total accrued expenses	$3,271,219	$4,301,195

Accounts Payable - 3(a)(10) Claims Settlement

On July 17, 2025, the Company and Silverback Capital Corporation (“Silverback”) agreed to settle outstanding claims in an amount of $5,662,479 (the “Claims”) owed to Silverback in exchange for a settlement amount payable in shares of Common Stock (the “Settlement Shares”), subject to court approval (the "Silverback Claims Settlement"). The Settlement Shares are priced in an amount equal to the last trading price of Common Stock on July 17, 2025 (the “Closing Price”), which was $1.5319, as adjusted; provided that, if the sale price of Common Stock drops below the Closing Price, the purchase price of the Settlement Shares will be the lower of (i) the Closing Price or (ii) 75% multiplied by the average of the three lowest traded prices during the fifteen day trading period preceding the share request made by Silverback, subject to other terms of the settlement. Under the settlement terms, Silverback may not hold more than 4.99% of issued and outstanding Common Stock at any time. The Claims include bona fide, outstanding, and unpaid creditor claims that Silverback acquired from the Company’s creditors and agreed to exchange for shares of Common Stock in a state court-approved transaction, in compliance with the terms of Section 3(a)(10) of the Securities Act. The Company also agreed to issue 80,160 shares of Common Stock as a settlement fee (the "Settlement Fee Shares"), which were issued during the third quarter of 2025. The settlement was approved by the state court on July 30, 2025, after a fairness hearing pursuant to the requirements of Section 3(a)(10) of the Securities Act.

The Company is required to meet certain conditions, including timely delivery of Settlement Shares, compliance with specified covenants, and maintenance of trading eligibility and SEC filing compliance. If these conditions were not satisfied, Silverback could declare the Company in default and terminate its remaining obligations, including the funding of payments under related claims purchase agreements. In the event of default, the Company remained obligated to issue Settlement Shares and fee shares for any liabilities previously purchased by Silverback, and Silverback could elect to declare either a full or partial default.

Upon initial recognition of the Silverback Claims Settlement, the Company derecognized the liabilities to vendors, which were each included in accounts payable on the consolidated balance sheet, in an aggregate amount of $3,113,854 and recognized a claims settlement liability to Silverback in an aggregate amount of $9,627,408 calculated based on the fair value of the shares of Common Stock that can be issued to Silverback to satisfy the claims and the settlement fee, resulting in $6,513,554 recognized as loss on extinguishment of accounts payable in the consolidated statement of operations for the year ended December 31, 2025.

During the year ended December 31, 2025, the Company issued 8,529,945 Settlement Shares at an aggregate fair value of $6,540,488 to settle $4,262,479 of contractual claims under the Silverback Claims Settlement. Additionally, during the year ended December 31, 2025, the Company recorded a change in fair value of $2,584,724 of the claims settlement liability, which is included in change in fair value of claims settlement liability on the consolidated statements of operations.

In October 2025, the Company and Silverback terminated the Silverback Claims Settlement, which was approved by the state court. As part of the termination, the parties agreed that Nuburu was to issue 806,613 freely tradable and unrestricted shares of Common Stock to Silverback as consideration to settle any paid or unpaid claims and to cancel and dismiss all remaining obligations under the Silverback Claims Settlement, of which Silverback received 801,603 in connection with the termination in October 2025, and the Company recorded a net loss of $395,379 within loss on extinguishment of claims liability, net in the consolidated statement of operations for the year ended December 31, 2025.

Settlements of Accounts Payable and Accrued Expenses

During the year ended December 31, 2025, the Company negotiated with vendors and other parties to settle certain amounts owed, which were previously accrued within accounts payable and accrued expenses on the consolidated balance sheet. As the settlement amounts paid were less than the amounts owed to the vendors, a gain of $848,948 was included within loss on extinguishment of accounts payable in the consolidated statement of operations for the year ended December 31, 2025.